Shareholder Fees {- Fidelity® California Municipal Money Market Fund}	Apr. 29, 2021 USD ($)
02.28 Fidelity California Municipal Money Market Funds Retail Combo PRO-09 | Fidelity® California Municipal Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none